FIRST TRUST ACTIVE DIVIDEND INCOME FUND
                       120 EAST LIBERTY DRIVE, SUITE 400
                            WHEATON, ILLINOIS 60187


                                November 6, 2009



Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Attention:  Mr. Houghton R. Hallock, Jr.



        Re:            First Trust Active Dividend Income Fund


Dear Mr. Hallock:

         On behalf of First Trust Active Dividend Income Fund (the "Registrant"), we are transmitting Pre-Effective Amendment No. 1 to the Registration Statement on Form N-2 for electronic filing under the Securities Act of 1933 and the Investment Company Act of 1940.

         If we may cooperate with you in any way in the processing of this registration statement, please telephone the undersigned at (312) 845-3273.

                                Very truly yours,

                                CHAPMAN AND CUTLER LLP


                                By:   /s/ Walter L. Draney
                                      --------------------------------
                                      Walter L. Draney


Enclosures
 cc:   W. Scott Jardine
       Eric F. Fess